Condensed Consolidated Statements of Comprehensive Income - Condensed Consolidated Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Comprehensive Income (Loss) [Line Items]
Net income	$ 26,210	$ 10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Parent
Comprehensive Income (Loss) [Line Items]
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Subsidiary Issuers
Comprehensive Income (Loss) [Line Items]
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Subsidiary Guarantors
Comprehensive Income (Loss) [Line Items]
Net income	43,155	29,581
Other comprehensive income:
Total comprehensive income	43,155	29,581
Comprehensive income attributable to MPT common stockholders	43,155	29,581
Non-Guarantor Subsidiaries
Comprehensive Income (Loss) [Line Items]
Net income	1,765	2,522
Other comprehensive income:
Total comprehensive income	1,765	2,522
Comprehensive income attributable to MPT common stockholders	1,765	2,522
Eliminations
Comprehensive Income (Loss) [Line Items]
Net income	(71,130)	(42,709)
Other comprehensive income:
Unrealized gain on interest rate swap	(827)	(499)
Total comprehensive income	(71,957)	(43,208)
Comprehensive income attributable to non-controlling interests	54	42
Comprehensive income attributable to MPT common stockholders	$ (71,903)	$ (43,166)